Investment Strategy - Concourse Capital Focused Equity ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that is sub-advised by Concourse Capital Advisors, LLC (“Sub-Adviser”). Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowing for investment purposes, will be invested in equity securities. For purposes of the Fund’s 80% policy, equity securities include common stock, preferred stock, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”).
While the Fund may invest in securities of any market capitalization, the Sub-Adviser expects the Fund to emphasize investment in small- and mid-capitalization companies, where it believes research-driven pricing inefficiencies may be more prevalent. The Fund may also invest meaningfully in large-capitalization companies when the Sub-Adviser believes they satisfy the same valuation, fundamental, and risk criteria.
The Sub-Adviser will generally select a focused portfolio of approximately 20-35 companies that it believes offer attractive long-term risk-adjusted return potential. The Sub-Adviser uses a proprietary analytical framework to evaluate investment candidates and portfolio holdings. The framework considers, among other factors, valuation, business and balance-sheet quality, management and capital allocation, the strength and timing of the investment thesis, downside risk, financial leverage, liquidity, and evidence supporting or contradicting the thesis. Recent stock-price performance, estimate revisions, and other indicators of market or fundamental confirmation may also be considered, but no single factor mechanically determines whether a security is purchased, sold, or assigned a particular portfolio weight. Position sizes reflect the Sub-Adviser’s assessment of prospective return, downside risk, thesis confidence, financial leverage, liquidity, and the security’s contribution to overall portfolio risk, including industry and economic-factor exposures. The Fund may invest in companies whose appreciation potential is driven by company-specific developments, changes in market expectations, normalization of business conditions, or a combination thereof. As a result of this process, the Fund’s top ten holdings can exceed 50% of the Fund’s net assets and the largest holdings may exceed 10% but not more than 25% of the portfolio.
The Sub-Adviser’s investment process focuses primarily on equity securities of companies located in the United States and Canada, but may also include companies located in other developed markets, including through ADRs. The Sub-Adviser uses a combination of qualitative and quantitative analysis to identify securities that it believes trade at a significant discount to intrinsic value.
Once the Sub-Adviser identifies companies for potential investment, it uses bottom-up fundamental analysis, including financial modeling, to estimate a range of potential intrinsic values for a security. The Sub-Adviser focuses on per-share value creation and seeks investments where it believes multiple factors may contribute to appreciation over time. Management quality and capital-allocation discipline are important considerations, but the Fund may invest in companies of varying business quality when the Sub-Adviser believes the prospective risk-adjusted return is sufficiently attractive.
Sector weightings in the Fund are driven by the Sub-Adviser’s investment process which means the Fund may at times be overweight some sectors while omitting other sectors. The specific sector allocations will likely be different over time as the economic and market environments change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.
The Sub-Adviser continuously monitors the Fund’s holdings and other potential investment opportunities. The Sub-Adviser may reduce or sell a position when it believes the security has approached or exceeded its estimate of intrinsic value, the investment thesis has weakened or failed to develop as expected, the company’s risk profile has deteriorated, or another investment presents a materially more attractive risk-adjusted return opportunity. The Fund may also hold a portion of its assets in cash and cash equivalents, such as short-term U.S. government securities, investment grade money market instruments, and money market mutual funds, when the Sub-Adviser believes it is advantageous to do so, including when the Sub-Adviser cannot identify investments that meet its criteria or in light of market, economic, or liquidity conditions. Positions may also be adjusted for portfolio construction, diversification, liquidity, or risk-management considerations. Portfolio changes are not made pursuant to a fixed rebalancing schedule, and the frequency of trading will vary based on changes in the Sub-Adviser’s assessment of individual securities and the portfolio as a whole.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowing for investment purposes, will be invested in equity securities. For purposes of the Fund’s 80% policy, equity securities include common stock, preferred stock, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”).